May 1, 2025

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I

Post-Effective Amendment No. 34 to Registration Statement on Form N-6

Prospectus Title: Variable Life Select

File Nos. 033-89798, 811-08075

Class Identifier: C000027259

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 34 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 25, 2025 and became effective on April 28, 2025; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Lead Counsel, Life Insurance Product & Operations
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.